Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the Company's revenues disaggregated by product categories:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017(a)
Flavor Compounds	$2,850,498	$1,990,985	$1,632,166
Fragrance Compounds	1,543,834	1,496,493	1,424,612
Ingredients	745,752	490,061	341,941
Total revenues	$5,140,084	$3,977,539	$3,398,719
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(a)	Prior period amounts have not been adjusted based on the modified retrospective method.
The following table presents the Company's revenues disaggregated by region, based on the region of their customers:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017(a)
Europe, Africa and Middle East	$2,081,758	$1,396,316	$1,065,596
Greater Asia	1,162,992	991,015	903,546
North America	1,170,497	1,010,126	901,821
Latin America	724,837	580,082	527,756
Total revenues	$5,140,084	$3,977,539	$3,398,719
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(a)
Prior period amounts have not been adjusted based on the modified retrospective method.